Financial investments - Summary of financial investments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial investments	S/ 26,397,552	S/ 26,296,616
Accrued income	26,857,925	26,721,991
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	20,377,805	20,912,184
Accrued income	347,087	334,385
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	20,836,073	21,357,062
Accrued income	347,087	334,385
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	3,784,912	3,383,014
Accrued income	113,286	90,990
Investments at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial investments	1,776,567	1,556,540
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	S/ 458,268	S/ 444,878